Statement of Changes in Net Assets Available for Benefits - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Interest and dividends from the Master Trust	$ 1,566,883	$ 1,784,775
Interest income on notes receivable from participants	91,729	75,772
Contributions - participants	5,086,186	4,833,482
Contributions - employer	1,230,401	1,212,405
Rollover contributions	342,737	571,094
Other	20,704	18,991
Total additions	8,338,640	8,496,519
Change in fair value of investments	21,156,128	21,057,236
Additions, including change in fair value of investments	29,494,768	29,553,755
Deductions:
Benefits paid directly to participants	15,977,163	16,685,588
Deemed distributions	17,454	55,411
Administrative expenses	28,859	9,594
Total deductions	16,023,476	16,750,593
Net increase	13,471,292	12,803,162
Net assets available for benefits:
Beginning of year	168,699,238	155,896,076
End of year	$ 182,170,530	$ 168,699,238